Investments in associates (Tables)	6 Months Ended
Jun. 30, 2023
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2023		2022
Million US dollar	Castel	Anadolu Efes	AB InBev Efes	Castel	Anadolu Efes

Balance at 1 January	3 293	171	1 143	3 400	201
Effect of movements in foreign exchange	52	(48)	-	(245)	(39)
Dividends received	-	(12)	-	-	(16)
Share of results of associates	67	4	-	82	(5)
Exceptional share of results of associates	-	-	(1 143)	-	-
Balance at 30 June	3 412	115	-	3 237	141